Contingencies - Additional Information (Detail) $ in Thousands, $ in Thousands											12 Months Ended
	Dec. 31, 2019 MXN ($)	Oct. 18, 2019	Feb. 06, 2019 USD ($)	Sep. 14, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 12, 2017 USD ($)	Aug. 01, 2017 MXN ($)	Mar. 22, 2017	Jul. 08, 2011 MXN ($)	Apr. 04, 2011 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Disclosure of contingent liabilities [line items]
Accrued reserve on contingent liabilities													$ 8,075,031	$ 6,483,078
Legal proceedings damage sought by plaintiffs				$ 310,484	$ 139,870	$ 153,000	$ 800,000		$ 1,552,730	$ 193,713
Legal proceedings damage sought by plaintiffs								12.82
Contingent liability for guarantees [member] | Exploration [member] | Deep water license modality trion field [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs											$ 4,000,000
Contingent liability for guarantees [member] | Exploration [member] | Cinturon plegado perdido [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs											3,333,000
Contingent liability for guarantees [member] | Exploration [member] | Ek Balam fields [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs											5,000,000
Contingent liability for guarantees [member] | Exploration [member] | Tampico Misantla [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs											1,250,000
Contingent liability for guarantees [member] | Exploration [member] | Cuencas del Sureste [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs											1,250,000
Contingent liability for guarantees [member] | Exploration [member] | Assignment AE zero three nine eight Mission [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs											255,000
Contingent liability for guarantees [member] | Exploration [member] | Ogarrio field [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs											250,000
Contingent liability for guarantees [member] | Exploration [member] | Cardenas and Mora fields [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs											250,000
Contingent liability for guarantees [member] | Exploration [member] | Deep water license modality, contractual area two perdido [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs											2,500,000
Contingent liability for guarantees [member] | Exploration [member] | Deep water license modality, contractual area eighteen perdido [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs											5,000,000
Contingent liability for guarantees [member] | Exploration [member] | Cuenca Salina [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs											1,375,000
Contingent liability for guarantees [member] | Exploration [member] | Contractual sixteen of Tampico Misantla [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs											1,000,000
Contingent liability for guarantees [member] | Exploration [member] | Contractual area twenty nine Cuencas del Sureste [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs											2,500,000
Contingent liability for guarantees [member] | Exploration [member] | Contractual area thirty two Cuencas del Sureste [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs											1,250,000
Contingent liability for guarantees [member] | Exploration [member] | Ebano [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs											225,000
Contingent liability for guarantees [member] | Exploration [member] | Contractual area AE-0388-M-Miquetla [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs											245,000
Contingent liability for guarantees [member] | Exploration [member] | Deep water license modality, contractual area five perdido [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs											5,000,000
Contingent liability for guarantees [member] | Exploration [member] | Contractual seventeen of Tampico Misantla [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs											1,000,000
Contingent liability for guarantees [member] | Exploration [member] | Contractual Eighteen of Tampico Misantla [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs											2,000,000
Contingent liability for guarantees [member] | Exploration [member] | Contractual area thirty three Cuencas del Sureste [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs											1,250,000
Contingent liability for guarantees [member] | Exploration [member] | Contractual area thirty five Cuencas del Sureste [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs											1,250,000
Contingent liability for guarantees [member] | Exploration [member] | Contractual area Satuario and El Golpe 3 field [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs											320,000
Provision of guarantees or collateral to entity, related party transactions											$ 40,503,000	$ 763,287,136
Contingent Liability for Work Performed [member]
Disclosure of contingent liabilities [line items]
Legal proceedings damage sought by plaintiffs			$ 240,448
Contingent Liability for Work Estimate [member]
Disclosure of contingent liabilities [line items]
Legal proceedings damage sought by plaintiffs			$ 284
Contingent Liability for Public Works Contract [member]
Disclosure of contingent liabilities [line items]
Legal proceedings damage sought by plaintiffs		137.3
Administrative Claim [member]
Disclosure of contingent liabilities [line items]
Legal proceedings damage sought by plaintiffs	$ 2,009,598